ASSETS AND LIABILITIES HELD FOR SALE (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets held for sale::
Cash and cash equivalents	¥ 7	¥ 17
Property and equipment, net	95	102
Operating lease right-of-use assets	1,788	1,834
Finance lease right-of-use assets	288	295
Other assets, net	61	65
Total	2,239	2,313
Liabilities held for sale:
Accrued expenses and other current liabilities	79	102
Operating lease liabilities, current	74	76
Operating lease liabilities, non-current	1,851	1,936
Finance lease liabilities, non-current	312	324
Other liabilities	84	98
Total	¥ 2,400	¥ 2,536